Accounts Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounts Receivable
5.	Accounts Receivable

Accounts receivable, net of allowance for doubtful accounts, consisted of the following:

	March 31, 2013	December 31, 2012
Trade receivables	$400	$371
Related parties	1	—
Other	18	23

Total	419	394
Allowance for doubtful accounts	(3)	(3)

Net	$416	$391

6. Accounts Receivable

Accounts receivable, net of allowance for doubtful accounts, consisted of the following:

	Successor
	December 31, 2012	December 31, 2011
Trade receivables	$371	$269
Related parties	—	7
Other	23	2

Total	394	278
Allowance for doubtful accounts	(3)	—

Net	$391	$278

The Company’s liquidity is concentrated in trade receivables that arise from sales of TiO2 and titanium feedstock to customers in the TiO2 industry. The industry concentration has the potential to impact the Company’s overall exposure to credit risk, either positively or negatively, in that its customers may be similarly affected by changes in economic, industry or other conditions. The Company performs ongoing credit evaluations of its customers, and uses credit risk insurance policies from time to time, as deemed appropriate, to mitigate credit risk, but generally does not require collateral. The Company maintains allowances for potential credit losses based on historical experience. For the year ended December 31, 2012, the Company’s ten largest TiO2 customers represented approximately 46% of its total TiO2 net sales; however, no single customer accounted for more than 10% of total net sales.